Above Market Acquired Charters	6 Months Ended
Jun. 30, 2014
Above Market Acquired Charters (Abstract)
Above market acquired charters
6.      Above market acquired charters
On September 11, 2013 the Partnership acquired the shares of Anax Container Carrier S.A., Thiseas Container Carrier S.A. and Cronus Container Carrier S.A., the vessel owning companies of the M/V Hyundai Prestige, M/V Hyundai Privilege, and M/V Hyundai Platinum, respectively, from CMTC with outstanding time charters to HMM which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $19,094, $19,329 and $19,358, respectively, and recorded as an asset in the unaudited condensed consolidated balance sheet as of the acquisition date.
On March 20 and March 27, 2013 the Partnership acquired the shares of Hercules Container Carrier S.A. and Iason Container Carrier S.A., the vessel owning companies of M/V Hyundai Premium and M/V Hyundai Paramount, respectively, from CMTC with outstanding time charters to HMM which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $19,707 and $19,768, respectively, and recorded as an asset in the unaudited condensed consolidated balance sheet as of the acquisition date (Note 3).
For the six month periods ended June 30, 2014 and 2013, revenues included a reduction of $8,243 and $5,579 as amortization of the above market acquired charters, respectively.
An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
Carrying amount as at January 1, 2013	$ 40,171	$ 3,093	$ 2,227	$ 2,229	$ —	$ —	$ —	$ —	$ —	$ 47,720
Acquisitions	—	—	—	—	19,707	19,768	19,094	19,329	19,358	97,256
Amortization	(5,357).	(2,481).	(864).	(797).	(1,311).	(1,240).	(519).	(513).	(512).	(13,594).
Carrying amount as at December 31, 2013	$ 34,814	$ 612	$ 1,363	$ 1,432	$ 18,396	$ 18,528	$18,575	$18,816	$ 18,846	$ 131.382
Acquisitions	—	—	—	—	—	—	—	—	—	—
Amortization	(2,657).	(612).	(428).	(395).	(827).	(828).	(839).	(829).	(828).	(8,243).
Carrying amount as at June 30, 2014	$ 32,157	$ —	$ 935	$ 1,037	$ 17,569	$ 17,700	$17,736	$17,987	$ 18,018	$ 123,139

.

As of June 30, 2014 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $123,139 and will be amortized in future years as follows:

For the twelve month period ended June 30,	M/V Cape Agamemnon	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
2015	.$ 5,357	$ 863	$ 796	$ 1,668	$ 1,670	$ 1,693	$ 1,672	$ 1,669	$ 15,388
2016	5,372	72	241	1,668	1,670	1,697	1,676	1,674	14,070
2017	5,357	-	-	1,668	1,670	1,693	1,672	1,669	13,729
2018	5,357	-	-	1,668	1,670	1,693	1,672	1,669	13,729
2019	5,357	-	-	1,668	1,670	1,693	1,672	1,669	13,729
Thereafter	5,357	-	-	9,229	9,350	9,267	9,623	9,668	52,494
Total	$ 32,157	$ 935	$ 1,037	$ 17,569	$ 17,700	$ 17,736	$ 17,987	$ 18,018	$ 123,139